Short Term Investment Fund for Puerto Rico Residents, Inc.

(the “Fund”)

Supplement dated March 11, 2025 to the Prospectus and Statement of Additional Information of the Fund

Effective January 14, 2025, Leslie Highley, Jr. is no longer portfolio manager, Senior Vice President and Treasurer of the Fund, and William Rivera will replace Mr. Highley as Treasurer of the Fund.

Effective February 28, 2025, Javier Rodríguez is no longer portfolio manager, Assistant Vice President and Assistant Treasurer of the Fund.